Selling, general and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expense [text block]

	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018

Personnel expenses	1,573,512	1,474,755	1,441,496
Marketing and promotion expenses	249,043	267,241	301,072
Administrative and other expenses*#	2,691,091	3,132,624	2,652,246
	4,513,646	4,874,620	4,394,814
# Includes Contract associates costs
Attributable to cost of goods sold and services rendered	308,494	360,556	293,611
Attributable to selling, general and administrative expenses	80,246	101,363	127,417

* Includes net foreign exchange loss of ₹ 2,975, ₹ 51,936 and ₹ Nil for the years ended March 31, 2020, 2019 and 2018 respectively